Other Non-Current Assets - Summary of Other Non-Current Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
HM Revenue And Customs [Member]
Disclosure Of Other Non-current Assets Table [line items]
Tax receivable	$ 96	$ 89